Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents

As at December 31, 2021 and 2020, this account consists of:

	2021	2020
	(in million pesos)
Cash on hand and in banks (Note 28)	10,616	9,526
Temporary cash investments (Note 28)	13,291	30,711
	23,907	40,237